TETON Convertible Securities Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 87.0%
Airlines  — 2.6%
$ 1,000,000 Southwest Airlines Co.,
1.250%, 05/01/25 .............................................. $ 1,181,250
Business Services  — 8.6%
550,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ......................................... 380,875
1,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ......................................... 785,468
1,500,000 Perficient Inc.,
0.125%, 11/15/26(a) ......................................... 1,221,818
1,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ................................... 806,500
800,000 TechTarget Inc.,
Zero Coupon, 12/15/26(a) .............................. 645,966
3,840,627
Cable and Satellite  — 0.7%
450,000 DISH Network Corp.,
3.375%, 08/15/26 .............................................. 305,100
Communications Equipment  — 4.4%
500,000 InterDigital Inc.,
3.500%, 06/01/27(a) ......................................... 508,500
Lumentum Holdings Inc.
500,000 0.500%, 12/15/26 .............................................. 514,700
554,000 0.500%, 06/15/28(a) ......................................... 477,548
500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ......................................... 486,563
1,987,311
Computer Software and Services  — 24.6%
300,000 Akamai Technologies Inc.,
0.375%, 09/01/27 .............................................. 299,550
1,200,000 Bandwidth Inc.,
0.250%, 03/01/26 .............................................. 831,600
350,000 Blackline Inc.,
0.125%, 08/01/24 .............................................. 385,210
1,030,000 Cardlytics Inc.,
1.000%, 09/15/25 .............................................. 777,006
500,000 Dropbox Inc.,
Zero Coupon, 03/01/28 ................................... 439,688
700,000 Edgio Inc.,
3.500%, 08/01/25 .............................................. 595,509
360,000 fuboTV Inc.,
3.250%, 02/15/26 .............................................. 114,120
1,250,000 i3 Verticals LLC,
1.000%, 02/15/25 .............................................. 1,190,625
750,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ......................................... 814,875
300,000 MercadoLibre Inc.,
2.000%, 08/15/28 .............................................. 485,400
205,000 Nice Systems Inc.,
1.250%, 01/15/24 .............................................. 472,781
1,000,000 PAR Technology Corp.,
2.875%, 04/15/26 .............................................. 1,153,812
860,000 Progress Software Corp.,
1.000%, 04/15/26 .............................................. 834,630
465,000 PROS Holdings Inc.,
2.250%, 09/15/27 .............................................. 420,360
925,000 Verint Systems Inc.,
0.250%, 04/15/26 .............................................. 848,688
1,056,000 Veritone Inc.,
1.750%, 11/15/26(a) ......................................... 676,751
Principal
Amount
Market
Value
$ 600,000 Workiva Inc.,
1.125%, 08/15/26 .............................................. $ 651,000
10,991,605
Consumer Services  — 8.9%
1,100,000 2U Inc.,
2.250%, 05/01/25 .............................................. 943,250
360,000 Callaway Golf Co.,
2.750%, 05/01/26 .............................................. 483,975
365,000 National Vision Holdings Inc.,
2.500%, 05/15/25 .............................................. 411,100
NCL Corp. Ltd.
550,000 5.375%, 08/01/25 .............................................. 531,465
223,000 1.125%, 02/15/27(a) ......................................... 145,507
Royal Caribbean Cruises Ltd.
155,000 4.250%, 06/15/23 .............................................. 148,800
250,000 2.875%, 11/15/23 .............................................. 227,345
1,100,000 Stride Inc.,
1.125%, 09/01/27 .............................................. 1,091,750
3,983,192
Diversified Industrial  — 5.3%
485,000 Bloom Energy Corp.,
2.500%, 08/15/25 .............................................. 602,322
400,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ......................................... 1,151,000
579,000 Patrick Industries Inc.,
1.750%, 12/01/28(a) ......................................... 466,095
165,000 Xometry Inc.,
1.000%, 02/01/27(a) ......................................... 140,745
2,360,162
Energy and Utilities: Integrated  — 2.7%
1,128,000 Array Technologies Inc.,
1.000%, 12/01/28(a) ......................................... 803,136
375,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ......................................... 400,125
1,203,261
Financial Services  — 5.1%
500,000 Block Inc.,
0.125%, 03/01/25 .............................................. 471,250
385,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25 .............................................. 869,137
750,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) .............................. 498,503
750,000 Upstart Holdings Inc.,
0.250%, 08/15/26(a) ......................................... 423,000
2,261,890
Health Care  — 10.2%
255,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 .............................................. 166,898
350,000 CONMED Corp.,
2.625%, 02/01/24 .............................................. 424,550
Cutera Inc.
300,000 2.250%, 03/15/26 .............................................. 395,462
250,000 2.250%, 06/01/28(a) ......................................... 237,501
1,000,000 Exact Sciences Corp.,
0.375%, 03/01/28 .............................................. 692,000
1,000,000 Insulet Corp.,
0.375%, 09/01/26 .............................................. 1,145,000
365,000 Invacare Corp.,
4.250%, 03/15/26 .............................................. 181,373
400,000 Paratek Pharmaceuticals Inc.,
4.750%, 05/01/24 .............................................. 345,640

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
2
Acquisition
Shares
Issuer
Acquisition
Dates
Acquisition
Cost
06/30/22
Carrying
Value
Per Share
980
2020 Cash
Mandatory
Exchangeable
Trust, 5.250%,
06/01/23 ........
06/24/20
- 09/30/20
$1,022,450
$1,149.1000
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 990,000 PetIQ Inc.,
4.000%, 06/01/26 .............................................. $ 950,895
4,539,319
Materials  — 0.2%
110,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ......................................... 78,210
Real Estate Investment Trusts  — 1.6%
200,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 .............................................. 179,100
250,000 Redwood Trust Inc.,
7.750%, 06/15/27(a) ......................................... 220,250
385,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 .............................................. 327,250
726,600
Security Software  — 4.3%
680,000 Nice Ltd.,
Zero Coupon, 09/15/25 ................................... 671,500
365,000 Varonis Systems Inc.,
1.250%, 08/15/25 .............................................. 431,065
675,000 Zscaler Inc.,
0.125%, 07/01/25 .............................................. 820,463
1,923,028
Semiconductors  — 3.0%
1,000,000 Impinj Inc.,
1.125%, 05/15/27(a) ......................................... 835,840
579,000 Wolfspeed Inc.,
0.250%, 02/15/28(a) ......................................... 482,017
1,317,857
Specialty Chemicals  — 0.4%
468,000 Amyris Inc.,
1.500%, 11/15/26(a) ......................................... 193,986
Telecommunications  — 3.1%
750,000 Infinera Corp.,
2.500%, 03/01/27 .............................................. 755,429
615,000 PagerDuty Inc.,
1.250%, 07/01/25 .............................................. 607,697
1,363,126
Transportation  — 1.3%
500,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 .............................................. 588,750
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 38,845,274
Shares
MANDATORY CONVERTIBLE SECURITIES (b) — 12.0%
Automotive: Parts and Accessories  — 2.1%
8,875 Aptiv plc, Ser. A,
5.500%, 06/15/23 .............................................. 935,336
Energy and Utilities: Integrated  — 1.0%
9,200 NextEra Energy Inc.,
5.279%, 03/01/23 .............................................. 456,780
Energy and Utilities: Services  — 0.8%
6,745 Spire Inc., Ser. A,
7.500%, 03/01/24 .............................................. 356,878
Shares
Market
Value
Financial Services  — 2.5%
980 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23(a)(c) ..................................... $ 1,126,118
Health Care  — 2.2%
500 Danaher Corp., Ser. B,
5.000%, 04/15/23 .............................................. 661,605
9,795 Elanco Animal Health Inc.,
5.000%, 02/01/23 .............................................. 313,832
975,437
Semiconductors  — 3.4%
1,005 Broadcom Inc., Ser. A,
8.000%, 09/30/22 .............................................. 1,510,666
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 5,361,215
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.0%
$ 445,000 U.S. Treasury Bill,
1.601%†, 09/22/22 ............................................ 443,343
TOTAL INVESTMENTS — 100.0%
(Cost $46,569,999) ........................................... $ 44,649,832
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) At June 30, 2022, the Fund held an investment in a restricted and illiquid security amounting to $1,126,118 or 2.52% of total investments, which was valued under methods approved by the Board of Trustees as follows:
† Represents annualized yield at date of purchase.